STOCKHOLDERS’ EQUITY (DEFICIT)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 14: STOCKHOLDERS’ EQUITY (DEFICIT)

Series A Convertible Preferred Stock

On July 19, 2017, the Company approved the issuance of 50,000 shares of its Series A Convertible Preferred Stock to its CEO and, on August 1, 2017, the Company sold and issued the 50,000 shares of its Series A Convertible Preferred Stock to its CEO at a price of $0.20 per share for $10,000.

Each outstanding share of Series A Convertible Preferred Stock is convertible into the number of shares of the Company’s common stock (the “Common Stock”) determined by dividing the Stated Value by the Conversion Price as defined below, at the option of any Series A Convertible Preferred Stock shareholder in whole or in part, at any time commencing no earlier than six (6) months after the issuance date; provided that any conversion under this section must be made during the ten (10) day period immediately following the date on which the corporation files with the Securities and Exchange Commission any periodic report on form 10-Q, 10-K or the equivalent form; provided further that, any conversion under this Section IV: (a) shall be for a minimum Stated Value of $500 of Series A Convertible Preferred Stock.

The Conversion Price for each share of Series A Convertible Preferred Stock in effect on any Conversion Date shall be (i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than par value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the OTC Markets, as reported on Bloomberg, L.P. (or similar organization or agency succeeding to its functions of reporting prices) (the “Per Share Market Value”).

Common Stock

As of June 30, 2021, the Company has 31,430,575 shares issued and outstanding.

During the three months ended June 30, 2021, the Company (a) issued 1,000 shares of common stock for services valued at $1,750. In addition, the Company recognized $40,222 in stock-based compensation for restricted stock grants to an advisor that vest over a three-year term. None of the 350,000 shares to this advisor have been issued as of June 30, 2021.; (b) issued 300,000 shares of common stock to a director for agreeing to lend the Company $400,000 in a promissory note. 150,000 of these shares may be returned to the Company should the note be repaid by the maturity date of December 12, 2021. These 300,000 shares have a value of $447,000; and (c) issued 35,000 shares for $38,500.

During the three months ended March 31, 2021, the Company (a) issued 570,000 shares of common stock for $456,000; (b) 264,338 shares of common stock for the conversion for $181,250 in convertible notes and $43,438 in accrued interest; (c) 400,000 shares of common stock for services rendered in the amount of $436,385; and (d) 2,562,277 shares (of a total of 4,292,220 to be issued) for the purchase of Rohuma.

There were no shares issued in the six months ended June 30, 2020.

On April 12, 2018, the Company amended its Articles of Incorporation to forward split all outstanding shares of common stock such that all issued and outstanding shares of Common Stock shall be automatically combined and reclassified such that each share of Pre-Forward Split Stock shall be combined and reclassified into four shares of Common Stock. The number of shares for all periods presented has been retroactively restated to reflect the forward split.

Common Stock Warrants

The following schedule summarizes the changes in the Company’s common stock warrants:

			Weighted		Weighted
	Warrants Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2019	1,329,272	$0.001	4.87 years	$-	$0.001

Warrants granted	-	$-	-		$
Warrants exercised	-	$-	-		$
Warrants expired/cancelled	-	$-	-		$

Balance at December 31, 2020	1,329,272	$0.001	3.87 years	$2,125,506	$0.001

Warrants granted	1,980,039	$0.001-2.00	-		$
Warrants exercised/exchanged	-	$-	-		$
Warrants expired/cancelled	(419,127)	$-	-		$

Balance at June 30, 2021	2,880,184	$0.001-2.00	2.72 years	$3,414,248	$0.42

Exercisable at June 30, 2021	2,333,168	$0.001-2.00	2.73 years	$2,594,272	$0.52

Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each option/warrant is estimated using the Black-Scholes valuation model. The following assumptions were used for the three months ended March 31, 2021 and year ended December 31, 2020:

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Expected term	3 years	-
Expected volatility	100-214%	-
Expected dividend yield	-	-
Risk-free interest rate	0.15-0.58%	-

On May 16, 2019, the Company entered into a Share Exchange Agreement with Mann-India Technologies Private Ltd., an Indian Corporation. Pursuant to the Share Exchange Agreement, the Company acquired 100% of the shares of TRAQ Pvt Ltd. and assumed certain net liabilities in exchange for warrants exercisable over a five-years to purchase 1,329,272 shares of common stock of the Company valued at $268. The warrants will be exercisable as follows: (i) 100,771 warrants immediately upon closing; (ii) 859,951 warrants exercisable one-year after the date of closing, which was extended to March 31, 2021; and (iii) 368,550 warrants exercisable two-years after the date of closing. The value of the transaction totaled $268 and is reflected as an increase to additional paid in capital. A total of 419,127 of these warrants were cancelled effective May 16, 2021 as a result of these criteria not being achieved.

On February 16, 2021, the Company entered into several stock purchase agreements for the issuance of 570,000 shares for cash in the amount of $456,000 (value of $0.80 per share). The individuals also received 285,000 warrants that have a term of three years at an exercise price of $2.00 per share.

On February 17, 2021, the Company entered into a Share Exchange Agreement with Mimo Technologies Private Ltd., and Indian corporation (“Mimo”) and its shareholders, whereby the Mimo shareholders agreed to exchange all of their respective shares in Mimo in exchange for warrants to purchase 1,367,539 shares of the Company’s common stock. Of these warrants, 820,524 were earned at the date of acquisition, with the remaining 547,015 expected to be earned over the next two years from grant based on revenue goals for Mimo. The warrants have a term of three years and an exercise price of $0.001 and value in the amount of $1,640,447, of which $984,268 is reflected in additional paid in capital, with the remaining $656,179 reflected as contingent consideration. In addition to the issuance of the warrants, TRAQ Pvt Ltd, wrote off $258,736 in amounts due from a note receivable, $123,778 in accounts receivable and $40,354 in a debenture from Mimo. In addition, a cash payment was made to one of the minority shareholders of Mimo in the amount of $22,338. The Company acquired over 99% of Mimo with the remaining percentage of less than 1% reflected as a non-controlling interest.

On March 8, 2021, the Company entered into a consulting agreement to provide advisory services regarding strategic planning. The agreement is for a term of one-year. The agreement calls for payments to be paid monthly in the amount of $3,000 and the issuance of stock at the commencement of the agreement for 25,000 shares, and a three-year warrant for 100,000 warrants with a strike price of $2.00 per share that vest March 7, 2022.

Options

On November 23, 2020, the Board of Directors of the Company approved the 2020 Equity Incentive Plan.

On October 19, 2020, the Company granted 3,930,000 stock options to board members, advisory board members, employees and consultants. The options have a 10-year term, and are both service based grants, as well as performance-based grants. Stock-based compensation for the year ended December 31, 2020 was $104,638, and the unrecognized stock-based compensation for these grants as of December 31, 2020 is $660,372. Of the 3,930,000 options granted, only 312,500 have been vested through December 31, 2020.

In the six months ended June 30, 2021, the Company recognized $226,807 in stock-based compensation.

The following represents a summary of options:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	3,930,000	$0.0052	-	$-

Granted	-	-	3,930,000	0.0052
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Ending balance	3,930,000	$0.0052	3,930,000	$0.0052
Intrinsic value of options	$5,874,475		$6,267,475

Weighted Average Remaining Contractual Life (Years)	9.31		9.81

NOTE 12: STOCKHOLDERS’ DEFICIT

Series A Convertible Preferred Stock

On July 19, 2017, the Company approved the issuance of 50,000 shares of its Series A Convertible Preferred Stock to its CEO and, on August 1, 2017, the Company sold and issued the 50,000 shares of its Series A Convertible Preferred Stock to its CEO at a price of $0.20 per share for $10,000.

Each outstanding share of Series A Convertible Preferred Stock is convertible into the number of shares of the Company’s common stock (the “Common Stock”) determined by dividing the Stated Value by the Conversion Price as defined below, at the option of any Series A Convertible Preferred Stock shareholder in whole or in part, at any time commencing no earlier than six (6) months after the issuance date; provided that any conversion under this section must be made during the ten (10) day period immediately following the date on which the corporation files with the Securities and Exchange Commission any periodic report on form 10-Q, 10-K or the equivalent form; provided further that, any conversion under this Section IV: (a) shall be for a minimum Stated Value of $500 of Series A Convertible Preferred Stock.

The Conversion Price for each share of Series A Convertible Preferred Stock in effect on any Conversion Date shall be (i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than par value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the OTC Markets, as reported on Bloomberg, L.P. (or similar organization or agency succeeding to its functions of reporting prices) (the “Per Share Market Value”).

Common Stock

As of December 31, 2020, the Company has 27,297,960 shares issued and outstanding.

On April 12, 2018, the Company amended its Articles of Incorporation to forward split all outstanding shares of common stock such that all issued and outstanding shares of Common Stock shall be automatically combined and reclassified such that each share of Pre-Forward Split Stock shall be combined and reclassified into four shares of Common Stock. The number of shares for all periods presented has been retroactively restated to reflect the forward split.

Warrants

On May 16, 2019, the Company entered into a Share Exchange Agreement with Mann-India Technologies Private Ltd., an Indian Corporation. Pursuant to the Share Exchange Agreement, the Company acquired 100% of the shares of TRAQ Pvt Ltd. and assumed certain net liabilities in exchange for warrants exercisable over a five-years to purchase 1,329,272 shares of common stock of the Company valued at $268. The warrants will be exercisable as follows: (i) 100,771 warrants immediately upon closing; (ii) 859,951 warrants exercisable one-year after the date of closing, which was extended to March 31, 2021; and (iii) 368,550 warrants exercisable two-years after the date of closing. The value of the transaction totaled $268 and is reflected as an increase to additional paid in capital.

Options

On November 23, 2020, the Board of Directors of the Company approved the 2020 Equity Incentive Plan.

On October 19, 2020, the Company granted 3,930,000 stock options to board members, advisory board members, employees and consultants. The options have a 10-year term, and are both service based grants, as well as performance-based grants. Stock-based compensation for the year ended December 31, 2020 was $104,638, and the unrecognized stock-based compensation for these grants as of December 31, 2020 is $660,372. Of the 3,930,000 options granted, only 312,500 have been vested through December 31, 2020.

The following represents a summary of options as of December 31, 2020 and 2019:

	December 31, 2020		December 31, 2019
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	-	$-	-	$-

Granted	3,930,000	0.0052	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Ending balance	3,930,000	$0.0052	-	$-
Intrinsic value of options	$6,267,475		$-

Weighted Average Remaining Contractual Life (Years)	9.81